S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Jan. 23, 2026	Oct. 24, 2025
Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		2,875,000
Sponsor [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.009
Sponsor [Member] | Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,383,333
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Price Paid or to be Paid for Securities, Per Share	$ 0.75
Sponsor [Member] | Private Placement Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,333,333
Sponsor [Member] | Over Allotment [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,787,500
Sponsor [Member] | Private Placement Unit [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	175,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Sponsor [Member] | Private Placement Unit Over Allotment [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	178,750
United Acquisition SPAC LLC [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
United Acquisition SPAC LLC [Member] | Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,383,333
United Acquisition SPAC LLC [Member] | Private Placement Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,333,333
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
United Acquisition SPAC LLC [Member] | Over Allotment [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,787,500
United Acquisition SPAC LLC [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	3,833,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
United Acquisition SPAC LLC [Member] | Underwriers Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	500,000
United Acquisition SPAC LLC [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	175,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,750,000
United Acquisition SPAC LLC [Member] | Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	178,750
United Acquisition SPAC LLC [Member] | Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
United Acquisition SPAC LLC [Member] | Working Capital Loans [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Independent Directors [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	100,000